Financial Assets And Liabilities - Summary of Effect of the Cash Flow Hedge in Consolidated Statements of Financial Position and Statements of Other Comprehensive Income (Detail) - Foreign currency exchange risk [Member] - Cash Flow Hedges Member [Member] - PHP (₱)
₱ in Millions
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Hedge Accounting [Line Items]
Total hedging loss recognized in OCI	₱ (1,741)	₱ (764)
Long Term Currency Swaps
Disclosure Of Hedge Accounting [Line Items]
Total hedging loss recognized in OCI	₱ (301)	₱ (350)
Line item in our Consolidated Statements of Financial Position	Other comprehensive loss	Other comprehensive loss
Long Term Foreign Currency Options
Disclosure Of Hedge Accounting [Line Items]
Total hedging loss recognized in OCI	₱ (1,440)	₱ (414)
Line item in our Consolidated Statements of Financial Position	Other comprehensive loss	Other comprehensive loss